Average Annual Total Returns - Harbor High-Yield Bond Fund	Retirement Class One Year		Retirement Class Annualized Five Years		Retirement Class Annualized Ten Years		Retirement Class Annualized Since Inception		Retirement Class Inception Date		Institutional Class One Year	Institutional Class Annualized Five Years	Institutional Class Annualized Ten Years	Institutional Class Annualized Since Inception	Institutional Class Inception Date	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Annualized Five Years	Institutional Class After Taxes on Distributions Annualized Ten Years	Institutional Class After Taxes on Distributions Annualized Since Inception	Institutional Class After Taxes on Distributions and Sale of Fund Shares One Year	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Five Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Ten Years	Institutional Class After Taxes on Distributions and Sale of Fund Shares Annualized Since Inception	Administrative Class One Year	Administrative Class Annualized Five Years	Administrative Class Annualized Ten Years	Administrative Class Annualized Since Inception	Administrative Class Inception Date	Investor Class One Year	Investor Class Annualized Five Years	Investor Class Annualized Ten Years	Investor Class Annualized Since Inception	Investor Class Inception Date	ICE BofA U.S. Non-Distressed High Yield (reflects no deduction for fees, expenses or taxes) One Year		ICE BofA U.S. Non-Distressed High Yield (reflects no deduction for fees, expenses or taxes) Annualized Five Years		ICE BofA U.S. Non-Distressed High Yield (reflects no deduction for fees, expenses or taxes) Annualized Ten Years		ICE BofA U.S. Non-Distressed High Yield (reflects no deduction for fees, expenses or taxes) Annualized Since Inception		ICE BofA U.S. High Yield (H0A0) (reflects no deduction for fees, expenses or taxes) One Year		ICE BofA U.S. High Yield (H0A0) (reflects no deduction for fees, expenses or taxes) Annualized Five Years		ICE BofA U.S. High Yield (H0A0) (reflects no deduction for fees, expenses or taxes) Annualized Ten Years		ICE BofA U.S. High Yield (H0A0) (reflects no deduction for fees, expenses or taxes) Annualized Since Inception
Total	5.85%	[1]	7.03%	[1]	5.51%	[1]	6.81%	[1]	Jan. 03, 2016	[1]	5.76%	6.95%	5.47%	6.78%	Jan. 12, 2002	3.46%	4.49%	2.93%		3.30%	4.23%	3.11%		5.49%	6.72%	5.21%	6.53%	Jan. 12, 2002	5.37%	6.58%	5.09%	6.39%	Jan. 12, 2002	5.94%	[2]	7.76%	[2]	6.74%	[2]	7.50%	[2]	6.17%	[2]	8.43%	[2]	6.62%	[2]	8.39%	[2]

[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return based on the inception date of the Institutional Class shares.